Consolidated Statements of Comprehensive Loss (Parenthetical) - Settlement related revenue [member] shares in Thousands, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪) shares
IfrsStatementLineItems [Line Items]
Revenues	$ 2.2	₪ 7.1
Cancellation shares	15,000	15,000